27. Insurance (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
SummaryOfInsuranceLineItems [Line Items]
Coverage	R$ 3,708,099
Specified risks - fire
SummaryOfInsuranceLineItems [Line Items]
Coverage	2,007,219
Engineering risk
SummaryOfInsuranceLineItems [Line Items]
Coverage	911,961
Guarantee insurance for escrow deposit
SummaryOfInsuranceLineItems [Line Items]
Coverage	500,000
Traditional guarantee insurance
SummaryOfInsuranceLineItems [Line Items]
Coverage	100,000
Civil liability- DO (Directors and Officers)
SummaryOfInsuranceLineItems [Line Items]
Coverage	100,000
Civil liability- works
SummaryOfInsuranceLineItems [Line Items]
Coverage	72,435
Domestic and international transportation
SummaryOfInsuranceLineItems [Line Items]
Coverage	11,470
Civil liability - operations
SummaryOfInsuranceLineItems [Line Items]
Coverage	5,000
Other
SummaryOfInsuranceLineItems [Line Items]
Coverage	R$ 14